Document and Entity Information	Jul. 30, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Entity Central Index Key	0000809821
Document Effective Date	Jul. 30, 2019
Document Creation Date	Jul. 30, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware Wealth Builder Fund | Class A
Risk/Return:
Trading Symbol	DDIAX
Delaware Wealth Builder Fund | Class C
Risk/Return:
Trading Symbol	DDICX
Delaware Wealth Builder Fund | Class R
Risk/Return:
Trading Symbol	DDDRX
Delaware Wealth Builder Fund | Institutional Class
Risk/Return:
Trading Symbol	DDIIX